Initial Public Offering (Details) - USD ($) $ / shares in Units, $ in Millions			5 Months Ended
	Apr. 09, 2021	Feb. 04, 2021	Jun. 30, 2021
Initial Public Offering (Details) [Line Items]
Sale price per share (in Dollars per share)		$ 10.00
Gross Proceeds	$ 552.0
Deferred Costs	31.0
Deferred Underwriting Commission	$ 19.3
Initial Public Offering [Member]
Initial Public Offering (Details) [Line Items]
Sale of stock in shares (in Shares)	55,200,000
Initial public offering, description			Each Unit consists of one share of Class A common stock and one-fifth of one redeemable warrant. Each whole warrant entitles the holder to purchase one share of Class A common stock at a price of $11.50 per share, subject to adjustment. Only whole warrants are exercisable. No fractional warrants will be issued upon separation of the units and only whole warrants will trade. The warrants will become exercisable 30 days after the completion of the initial Business Combination, and will expire five years after the completion of the initial Business Combination or earlier upon redemption or liquidation.
Over-Allotment Option [Member]
Initial Public Offering (Details) [Line Items]
Sale of stock in shares (in Shares)	7,200,000	55,200,000
Sale price per share (in Dollars per share)	$ 10.00